Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock ETF Trust
Entity Central Index Key	0001761055
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000256702
Shareholder Report [Line Items]
Fund Name	iShares Government Money Market ETF
Trading Symbol	GMMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Government Money Market ETF (the “Fund”) for the period of February 4, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government Money Market ETF	$5Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 5	[1]
Expense Ratio, Percent	0.20%	[2]
AssetsNet	$ 42,172,046
Holdings Count | Holding	43
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$42,172,046
Number of Portfolio Holdings...
43
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.15%
   7-Day Yield...
4.15%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
40.3%
U.S. Treasury Obligations...
37.0
U.S. Government Sponsored Agency Obligations...
23.4
Liabilities in Excess of Other Assets...
(0.7)

Material Fund Change [Text Block]
C000256703
Shareholder Report [Line Items]
Fund Name	iShares Prime Money Market ETF
Trading Symbol	PMMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Prime Money Market ETF (the “Fund”) for the period of February 4, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Prime Money Market ETF	$5Footnote Reference(a)	0.20%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 5	[3]
Expense Ratio, Percent	0.20%	[4]
AssetsNet	$ 185,775,672
Holdings Count | Holding	107
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$185,775,672
Number of Portfolio Holdings...
107
Current seven-day yields as of April 30, 2025 (The 7-day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)	0
   7-Day SEC Yield...
4.31%
   7-Day Yield...
4.31%

Holdings [Text Block]

Portfolio composition

Asset Type	Percent of Net Assets
Repurchase Agreements...
51.5%
Commercial Paper...
23.8
Certificates of Deposit...
22.1
Corporate Bonds...
0.4
Other Assets Less Liabilities...
2.2

Material Fund Change [Text Block]

[1]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[2]	Annualized.
[3]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[4]	Annualized.